OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Prepaid Expenses and Other Current Assets (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Contract	Mar. 31, 2018 USD ($)
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Pre-operating costs			$ 9.8
Amortization of other deferred charges		$ 6.9	$ 10.1	$ 11.4
Short-term portion of contract acquisition and pre-operating costs adjusted	$ 8.8
Norway
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Number of client contracts | Contract			2